COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 23 - COMMITMENTS AND CONTINGENCIES

The Company leases premises under various operating leases. Rental expenses under operating leases included in the consolidated statements of comprehensive income were $1,002,666, $1,053,907 and $1,570,900 for the years ended June 30, 2010, 2011 and 2012, respectively.

Future minimum lease payments under non-cancelable operating leases with initial terms of one year or more consist of the following:

Year ended June 30,	Minimum lease payments

2013	$920,563
2014	681,270
2015	486,981
2016	322,205
2017	-

Total minimum lease payments	$2,411,019

There was a capital commitment of $13,039,435 as of June 30, 2012, related to phase II of the construction of the Company’s headquarters in Beijing, PRC.

The Company had outstanding performance guarantees of $40,166,821 as of June 30, 2012, with a restricted cash of $5,544,273 pledged to banks.